Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Current and Deferred Portions of Income Tax Expenses
The current and deferred portions of income tax expenses included in the consolidated statements of comprehensive income during the years ended December 31, 2018, 2019 and 2020 are as follows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Current income tax expenses	94,787	390,080	298,096
Deferred income tax expense	56,419	91,882	157,325

Total	151,206	481,962	455,421

Summary of Reconciliation Between the Computed Expected Tax Expenses (Benefit) Rate and the Effective Income Tax Rate
The following table sets forth reconciliation between the computed expected tax expenses (benefit) rate and the effective income tax rate:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Statutory tax rate	25%	25%	25%
Research and development tax credit	(2)%	(3)%	(2)%
Effect of tax holiday	(19)%	(7)%	(7)%
Change in valuation allowance	—	1%	1%
Non-deductible expenses	2%	1%	1%
Withholding tax	—	—	1%

Effective income tax rate	6%	17%	19%

Summary of Aggregate Amount and Per Share Effect of Tax Holidays	The aggregate amount and per share effect of the tax holidays are as follows

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Tax holiday effect	460,333	202,923	168,677
Net profit per share effect
- Basic	0.31	0.13	0.11

- Diluted	0.29	0.13	0.11

Significant Components of Deferred Tax Assets
The following table sets forth the significant components of the deferred tax assets:

	As of December 31,
	2019	2020
	RMB	RMB
Deferred tax assets:
Timing difference in revenue recognition for transaction service fee	62,718	—
Provision for accounts receivable and loans receivable	49,827	77,578
Net accumulated losses-carry forward	15,166	69,454
Payroll and welfare payable and other temporary difference	8,274	5,831
Quality assurance obligations	—	45,128
Less: Valuation allowance	(6,245)	(42,233)

Total deferred tax assets	129,740	155,758

Deferred tax liabilities:
Quality assurance obligations	(34,367)	—
Intangible assets arisen from business combination and asset acquisition	(15,940)	(24,607)
Investor reserve funds	(15,523)	—
Unrealized gain in consolidated trusts	(130,009)	(58,897)
Other taxable temporary difference	(3,083)	(2,044)
Withholding tax for undistributed earnings	—	(18,000)

Total deferred tax liabilities	(198,922)	(103,548)

Movement of Valuation Allowances
Movement of valuation allowances

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
At beginning of year	21,538	40,143	6,245
Current year additions	22,585	741	40,054
Current year reversals	(3,980)	(34,639)	(4,066)

At end of year	40,143	6,245	42,233